Offerings - Offering: 1	Nov. 01, 2024 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 39,740,886.00
Amount of Registration Fee	$ 608,433.00
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $6,084,33 was paid in connection with the filing of the Schedule TO-I by MVP Private Markets Fund (File No. 005-93895) on November 1, 2024 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.